Loans from Other Institution (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans from Other Institution [Abstract]
Outstanding balances of loans	$ 13,054,470
Interest rate of loans	10
Interest expenses	$ 54,981